Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Statutory federal income tax rate (as a percent)	35.00%
Unrecognized tax benefits	$ 0	$ 0	$ 0